Commitments and Contingencies (Details Narrative) - USD ($)						12 Months Ended
	Dec. 19, 2025	Dec. 01, 2025	Mar. 25, 2025	Nov. 20, 2024	Oct. 03, 2024	Dec. 31, 2025	Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Potential financing through convertible notes							$ 11,859,249
Settlement agreement terms						settlement payments in an aggregate amount of up to $15,000,000 as follows: (a) $5,000,000 upon execution of the Agreement (the “First Settlement Payment”); (b) $1,000,000 on each of January 31, 2026, February 28, 2026, March 31, 2026, and April 30, 2026 (collectively, the “Subsequent Settlement Payments”); and (c) $6,000,000 on May 31, 2026 (the “Final Settlement Payment”),
Promissory Note [Member]
Long-Term Purchase Commitment [Line Items]
Debt instrument, face amount						$ 10,000,000
Confidential Settlement Agreement and Conditional Mutual Release [Member]
Long-Term Purchase Commitment [Line Items]
Commitment amount	$ 1,900,040
Reduction of settlement payment for timely and indefeasibly paid	1,000,000
Confidential Settlement Agreement and Conditional Mutual Release [Member] | First Settlement Payment [Member]
Long-Term Purchase Commitment [Line Items]
Settlement payments	5,000,000
Confidential Settlement Agreement and Conditional Mutual Release [Member] | Subsequent Settlement Payments [Member]
Long-Term Purchase Commitment [Line Items]
Settlement payments	1,000,000
Confidential Settlement Agreement and Conditional Mutual Release [Member] | Final Settlement Payment [Member]
Long-Term Purchase Commitment [Line Items]
Settlement payments	6,000,000
Confidential Settlement Agreement and Conditional Mutual Release [Member] | Maximum [Member]
Long-Term Purchase Commitment [Line Items]
Settlement payments	$ 15,000,000
Microsoft Corporation [Member]
Long-Term Purchase Commitment [Line Items]
Committed to spend under agreement					$ 150,000,000
Purchase commitment, period					5 years
Google [Member]
Long-Term Purchase Commitment [Line Items]
Committed to spend under agreement				$ 10,000,000
Purchase commitment, period				3 years
Purchase commitment, description						On November 20, 2024, the Company announced that it entered into a commercial agreement with Google Cloud EMEA Ltd (“Google”). Through this collaboration, Google will resell Rezolve AI’s Brain Suite.
Commitment amount						$ 229,000,000
GroupBy [Member]
Long-Term Purchase Commitment [Line Items]
Committed to spend under agreement			$ 26,000,000
Purchase commitment, period			5 years
Amazon Web Services [Member]
Long-Term Purchase Commitment [Line Items]
Committed to spend under agreement		$ 43,000,000
Purchase commitment, period		5 years
SQD Tokens [Member]
Long-Term Purchase Commitment [Line Items]
Percentage of annual revenue required to acquire						1.00%